Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

DWS Short-Term Municipal Bond Fund

The following information replaces the existing tables for DWS Short-Term Municipal Bond Fund in “Part I: Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information. The information for Allyson McCann is provided as of July 31, 2022 and the information for Matthew J. Caggiano and Patrick Gallagher is provided as of the fund’s most recent fiscal year end.

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
Matthew J. Caggiano	$10,001 - $50,000	$100,001 - $500,000
Patrick Gallagher	$0	$0
Allyson McCann	$0	$0

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Matthew J. Caggiano	4	$5,517,296,888	0	$0
Patrick Gallagher	0	$0	0	$0
Allyson McCann	0	$0	0	$0

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Matthew J. Caggiano	0	$0	0	$0
Patrick Gallagher	0	$0	0	$0
Allyson McCann	0	$0	0	$0

October 20, 2022

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Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Matthew J. Caggiano	5	$2,421,694,030	0	$0
Patrick Gallagher	9	$2,617,493,720	0	$0
Allyson McCann	0	$0	0	$0

Please Retain This Supplement for Future Reference

October 20, 2022

SAISTKR22-34